Annual Total Returns[BarChart] - Nationwide Destination 2050 Fund - Class A Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(4.85%)	15.25%	24.97%	4.33%	(2.06%)	10.46%	18.16%	(9.11%)	25.01%	13.46%